J.P. Morgan Mortgage Trust 2022-LTV1 ABS-15G

Exhibit 99.18

Seller LoanID	Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302967311	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD/Payee Not Listed-

The loan contains the following fee where 'compensation to' does not reflect a Payee on the revised CD. (Credit Report).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase to the following fee was not accepted: Endorsement. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302869795	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302845763	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase to the following fee was not accepted: Lender's Title Insurance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302945983	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the addition/increase may be valid, because a COC was not provided, auditor is unable to determine if the revised Loan Estimate on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase to the following fee was not accepted: Appraisal Management Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(v).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Income - Missing Balance Sheet- Self-Employed Borrower. Missing most current year Balance Sheet as required by Appendix Q. The borrowers' P&L statement is contained in the loan file; however, the balance sheets are missing. Response 1 (XX/XX/XXXX XX:XXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Balance sheets required have been received. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303246743	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303037477	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains a CDA, which support the appraisal value	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303184184	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The Loan file contains a CDA which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303208901	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303106649	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303216438	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303222312	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303224985	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303184172	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303042228	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303110272	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303066699	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The Note amount for the subject was XXXX. The home owners declaration page reflected a total coverage of XXXX. An attachment to the policy indicated coverage was for an estimated replacement cost and not a guaranteed replacement cost. Home owners insurance provided is not sufficient to support the subject Note amount or guaranteed replacement cost.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation provided is sufficient to clear the finding. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA was provided which supported the appraised value of the subject property.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303045236	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Bank Statements- A bank statement is missing. Per the AUS the borrower is required to provide two months of bank statements to verify reserves. The loan file only contains one month of bank statements. The loan file is missing the additional month bank statement. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303190615	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Bank Statements- The bank and/or asset statements are missing. The final 1003 reflects the borrower having retirement funds of XXXX from XXXX. However, the loan file does not contain bank statements from XXXX. Without the funds the borrower will be short funds XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
XXXX	303107788	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303116604	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract Addendum - Missing- The Sales Contract Addendum(s) is/are missing. The Final Closing Disclosure reflected XXXX Seller Credit; however, the credit was not reflected on the purchase contract and the loan file did not contain an addendum to the contract reflecting the seller credit as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303048577	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303143785	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The Loan file contains a CDA which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303141190	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303025832	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test from application. The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - More than 3 days from Application-

The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(vi)(C)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HOC - Late-

The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a)(1)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption (HPML)-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of 4.565%. The APR threshold to qualify for a safe harbor is 4.350%. The date used for rate set is 8/4/2021. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) The loan is a compliant HPML. Escrow and prepayment requirements have been met.

Response 1 (XX/XX/XXXX XX:XXPM)
The loan is an High-Priced Mortgage Loan (HPML). The loan is a HMPL based on the APR of the loan, the APR will not change unless the rate lock date used for testing is incorrect, the rate lock date used is XX/XX/XXXX. The loan is a Compliant HPML. (Upheld)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions: Points - Loan Discount, Lender Closing, Processing, Underwriting, Appraisal, Appraisal Management and Credit Report. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. After passing the Initial LE delivery test, the loan is still failing the 0% tolerance violation for the Points - Loan Discount fee. The Points - Loan Discount fee increased on XX/XX/XXXX and XX/XX/XXXX without a valid COC. A detailed reason/COC stating what caused the increase to the Points - Loan Discount Fee is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The E-mail provided indicates there was an LE issued on XX/XX/XXXX that has not been provided. The COC on XX/XX/XXXX for the Rate Lock Extension disclosed on the CD issued on XX/XX/XXXX is valid. The COC on XX/XX/XXXX for an additional Rate Lock Extension was not disclosed until the CD issued on XX/XX/XXXX and is not within 3 days as required. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - 10% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions: Closing Protection Letter, Electronic recording service, Lenders Title Policy, Settlement, Document preparation, Endorsement and Recording fees. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Contract - Missing- The file contained no evidence of a properly executed sales contract for the subject property. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303119236	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303193094	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase to the following fees was not accepted: Appraisal Fee, Appraisal Management Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The COC issued on 09/22/2021 has already been provided in the loan file and is for a Rate lock and is not a valid reason for the Appraisal fee and Appraisal Management Fee increase. A detailed reason/COC stating what caused the increase to the Appraisal fee is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller name/address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The Final application reflected borrower 2 owned 2 financed properties located at XXXX and XXXX. The mortgages for the 2 above referenced properties were listed on the origination credit report; however, the loan file did not contain any documentation indicating whether or not the payments listed on the credit report included escrows for taxes and insurance, and the loan file did not contain hazard insurance policies or tax certs for either property.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. The borrowers were required to provide documentation supporting assets totaling XXXX which included total cash to close in the amount of XXXX, 12 months reserves for the subject in the amount of XXXX, and 2 months reserves each for 2 additional properties owned in the amount of XXXX. The loan file contained bank and brokerage statements supporting assets totaling XXXX which was not sufficient to cover closing costs or reserves. The loan file did contain a gift letter reflecting a gift of XXXX which did appear on the Final Closing Disclosure; however, the loan file did not contain a copy of the wire or a bank statement reflecting the gift withdrawal as required. In addition, there was an EMD of XXXX and additional retirement accounts listed on the Final 1003; however, there was no evidence in file the EMD funds were withdrawn from the borrowers' account and there were no retirement account statements in file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303051953	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) QM - Rebuttable Presumption (HPML)-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of 4.571%. The APR threshold to qualify for a safe harbor is 4.320%. The date used for rate set is XX/XX/XXXX.The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). The loan is a compliant HPML. Escrow and prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302998077	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303018872	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) HMDA - Government Monitoring- The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1. CDA provided supports value.	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	303061048	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302955584	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Origination Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Other/Missing-

XXXX income was used to qualify for this loan. Per guidelines the XXXX income must be validated with letters of verification from the organization providing the income along with documentation that the borrower has a two year history of providing foster care. While a letter stating the borrower have been in good standing and was approved for Foster Status in XXXX the file is missing documentation of 2 years history of receipt. The file is also missing the XXXX agreement indicating amount received per child which varies based on recent pay vouchers. Unable to calculate income or likelihood of continuance with documentation provided.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

The copy of the closing disclosure for XXXX is marked as Draft. The file is missing the Final Closing disclosure.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains 1 appraisal along with a XXXX Desk Review.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302903872	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 1 which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302860888	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraisal. XXXX (CU) was provided with a risk score of 1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302967266	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX has already been provided in the loan file and states the reason for the increase is new information was provided. A detailed reason/COC stating what information caused the increase to the Appraisal fee is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller name/address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii).

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee where 'compensation to' does not reflect a Payee on the revised CD: Credit Report.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303317905	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the market value of the subject.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303339622	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value of the subject.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303291114	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects Broker' under Section B (Credit Report Fee)- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the subject's appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	303306858	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists ownership in XXXX however the file does not contain supporting documentation of the monthly hazard insurance payment.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The co-borrower started current employment XX/XX/XXXX. The lender used commission income for qualifying. The file contains a year-to-date paystub reflecting commission earnings through XX/XX/XXXX. The file also contains a verification of employment from XXXX through XX/XX/XXXX which reflects income in XXXX as base and bonus, income reporting for XXXX is not broken out. The lender averaged XXXX year-to-date commission earnings with XXXX bonus earnings which was used for commission income. Guidelines state a minimum of 12 months receipt of commission earnings is required in order to use for qualifying income. The file does not contain documentation to support bonus income received in XXXX was actually commission earnings to satisfy a minimum of 12 months of commission earnings. If commission earnings are excluded from qualifying income; DTI would increase from XXXX% to XXXX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation and documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XXXX Review which supports the value in the origination appraisal report.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303324098	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Fannie Mae Collateral Underwriter (CU) was provided with a risk score of 1 and supported the market value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303339615	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Gift Letter - No Evidence of Funds- No evidence of the transfer of gift funds from the donor to the borrower was located in the file. Gift funds in the amount of XXXX. The gift letter was provided; however, documentation to support the transfer of the gift funds was not provided as require. Without the gift funds, the required funds to close would be insufficient. Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) Donor's name does not appear on the remittance, only the borrowers. (Upheld)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXXX desk review was provided and supported the market value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302784710	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final CD issued on XX/XX/XXXX has a disclosed Finance Charge of XXXX, which is less than the system calculated Finance Charge of XXXX. The Finance Charge on the final CD is understated by XXXX which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Loan Origination: XXXX,Notary: XXXX, Prepaid Interest: XXXX, Reconveyance: XXXX, Recording Service: XXXX, Settlement or Closing: XXXX and Underwriting: XXXX. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(h)(2)(i).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Appraisal Department Desk Review which supported the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302845803	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Incorrect Section- The Courier/Exp Mail Fee, E Doc Fee, Endorsement Fee, Escrow Fee, Lender Title Insurance, Loan Tie In Fee, Notary Fee, Processing Fee, Recording Service Fee, Sub Escrow Fee, and Wire Transfer Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g)	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the retained 2nd home property. Used borrower's cost from initial 1003 to calculate total housing expense on 2nd home. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review required for loan amounts > XXXX to XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302856079	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The file did not contain the XXXX Appraisal Department desk reviewed as required for loan amounts > XXXX to XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	303109737	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The PCCD issued on XX/XX/XXXX does not reflect the Seller's address. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303112621	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Credit Report.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	303057230	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score 1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303044213	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the Seller's name or address. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

(Clear) TRID - CD - Loan Disclosures/Escrow Account-

The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: It was not disclosed if the Borrower declined or the Lender does not offer an escrow account. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(7)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a XXXX Desk Review which supported the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303092313	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score is 1 which is acceptable for loan amounts up to XXXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303075874	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score 1.2. (Open) Appraisal - Other- Appraisal was made subject to final inspection per plans and specs. The final inspection was included in the loan file; however, all photos were not provided (only 3 bedrooms and 2 bathrooms were with final inspection).	2	2	1	1	1	1	2	2	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	303140873	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Final Application - Missing Signature- The final application is not signed as required by guides. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the: borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The subject property has a CU Score of 1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303143070	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The Final application reflected the borrower was purchasing a second home located at XXXX simultaneously with the subject transaction. The loan file contained a 1008 which reflected a PITI payment of XXXX with XXXX; however, the loan file did not contain a Final Closing Disclosure, or a Noel, Tax Cert and Dec page confirming the new PITI payment as required. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 1 which is acceptable for loan amounts up to XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303102266	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) AUS (LP/DU) - Missing-

The loan file is missing the Early Check as required.

Response 1 (XX/XX/XXXX XX:XXPM)
DU Early Check is not required. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The guidelines require 6 months of PITI in reserves in the amount of XXXX. The loan file contains verified assets in the amount of XXXX. After closing the borrowers have XXXX in reserves. The borrowers were short XXXX in verified assets for reserves.

Response 1 XXXX
Please provide withdrawal terms for the XXXX account. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 10 Business Days of the Note Date. The VVOE for the borrower in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303089575	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (COC Missing; Payee Unknown)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - CD/Payee Not Listed-

The loan contains the following fee (HOA Certification) where 'compensation to' does not reflect a Payee on the Revised CD issued on XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

								(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the co-borrower dated within 10 days of the Note XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1 is acceptable for loan amount up to XXXX.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303101027	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal, Credit Report, Attorney. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the Seller Address. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee (Credit Report) where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. The loan application indicates the borrowers primary residence was sold and was excluded from the DTI; however, the loan file did not contain proof that the departure residence had been sold and the mortgage for the property is still reflecting active. The additional debt increased the DTI from XXXX% to XXXX%. The maximum DTI was XXXX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Large Deposits/Unacceptable-

Recent large deposits were not adequately sourced and/or documented. The borrowers' were required to verify cash to close of XXXX and total reserves of XXXX (inclusive of reserves for the departure residence). The total assets required to be verified was XXXX. The loan file contains bank statements for 2 accounts verifying XXXX in assets; however, the bank statements with an account number XXXX reflected a large deposit dated XX/XX/XXXX in the amount of XXXX. These funds were transferred into account number XXXX on XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Please provide referenced CD with proceeds to match the XXXX large deposit on XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required. The lender guidelines state housing payment history reflecting XXXX in the most recent 12 months is required and must be verified by the credit report or other acceptable documentation. Canceled checks are required when verifying rental history from a private party. The loan file contains a lease agreement with a start date of XX/XX/XXXX. The lease indicates the rental payments were due on the 1st of the month. The XX/XX/XXXX rental payment was not verified.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Occupancy Status-

The intent and/or status of the borrower's occupancy is not supported in the file. The note date was XX/XX/XXXX. The subject loan closed as a primary residence; however, the loan file contained a lease agreement with a start date of XX/XX/XXXX and an end date of XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303081210	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)

								(Clear) Income - Missing Balance Sheet- Self-Employed Borrower. Missing most current year Balance Sheet as required by lender. The loan file contains Profit and Loss statement for borrower business XXXX; however, the loan file did not contain XXXX year-to-date Balance Sheet as required by lender. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file contains a XXXX Department desk review which supports the appraised value	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	303085517	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Verification Paid to 3rd Party. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)-

The loan failed the Lender Credits that Cannot Decrease Test. The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The COC provided on 09/04/2021 for the Lender Credit decrease shows the Appraisal value increased, this is not a valid reason for a Lender Credit decrease. A detailed COC stating why the Lender Credit decreased is required. A cost to cure in the amount of XXXX remains. (Upheld)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the Seller's address . Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Appraisal. The Appraisal Invoice provided in the loan reflected the increase was charged on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Desk Review which supported the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303102250	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee where 'compensation to' does not reflect a Payee on the revised CD: Notary Fee.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score 1.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	303112609	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score is 2.4.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303102265	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Second Appraisal Fee

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Contract - Concessions- The CD reflected Seller Concessions of XXXX. The Concessions were not reflected on the Purchase Contract. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower dated within 10 days of the Note date XX/XX/XXXX, per the DU findings and the lender's guidelines. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Desk Review which supported the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	303076696	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Assets - Cash to Close- The file did not contain evidence the borrower had the proper amount of funds required to close. Due to the borrower's XXXX deposit of XXXX to his XXXX acct XXXX on XX/XX/XXXX, the total verified assets XXXX was short the required assets to close XXXX by XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Wire for funds to close is acknowledged; however, said funds were not properly sourced. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Desk Review which supported the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303013382	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1 is acceptable for loan amount up to XXXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302991702	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Incorrect Section- The Title - Doc Preparation Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g)	(Clear) Income - Other- Income documentation expired at time of closing for the borrower per DU. The AUS indicates income was validated for the borrower with a close by date of XX/XX/XXXX. The Note is dated XX/XX/XXXX which is after the required close by date. Given the income is per DU on the AUS income documentation was expired at closing. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Other- The file contains an acceptable appraisal however is missing the XXXX Desk Review as required per program guidelines. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	2	4	1	2	2	3	1	C	B	D	A	C	A	B	B	C	B	D	A	C	A	B	B	C	B	D	A	C	A	B	B	C	B	D	A	C	A	B	B	C	B	D	A	C	A	B	B	C	B	D	A	C	A	B	B
XXXX	303102271	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the Seller address. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Second Appraisal fee.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: State Tax/Stamps. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX and the COC issued on XX/XX/XXXX have already been provided in the loan file and states the reason for the increase is new information was provided. A detailed reason/COC stating what information caused the increase to the Transfer Taxes is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (12/06/2021 4:38PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Debts - Not Verified- The credit report lists a mortgage debt that was not independently verified. The credit report in the loan file reflected a mortgage debt that was not included in the REO section of the final loan application. The loan file was missing the current mortgage statement and hazard insurance, but included the property tax search. The mortgage debt was included in the final DTI calculation of XXXX%, within the maximum DTI of XXXX% per the lender's guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Desk Review which supported the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303037387	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. The file contains a Profit and loss Statement from Co- borrower business XXXX; however, the loan file did not contain XXXX year-to-date balance sheet as required by lender.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The subject transaction required 6 months of reserves for the subject property. Total funds to close plus reserves totaled XXXX. Total borrower funds were XXXX. Verified assets were short of the required reserves by XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file contains a XXXX desk review which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303023363	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. The HELOC closure letter provided was not executed by the borrower. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file contains a XXXX appraisal department desk review which supported the appraise Value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303102259	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX has already been provided in the loan file and states the reason for the increase is information relied on became inaccurate. A detailed reason/COC stating what information became inaccurate causing the increase to the Appraisal fee is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score is 2.2 which is acceptable for loan amounts up to XXXX.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303030186	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. An acceptable XXXX Desk Review is in the file.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A